Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

	December 31
	2020	2019
Operating leases:
Operating lease right-of-use assets	$161.6	$158.8

Current portion of operating lease liabilities	42.4	39.3
Operating lease liabilities	122.1	121.6
Total operating lease liabilities	$164.5	$160.9

Finance leases:
Sundry	$3.6	$4.3

Current maturities of long-term debt	.9	1.1
Long-term debt	2.7	3.1
Total finance lease liabilities	$3.6	$4.2

Components of Lease Expense
The components of lease expense were as follows:

	Year Ended December 31
	2020	2019
Operating lease costs:
Lease costs	$48.4	$45.0
Variable lease costs	12.1	12.9
Total operating lease costs	$60.5	$57.9

Short-term lease costs	$4.9	$5.0

Finance lease costs:
Amortization of right-of-use assets	$2.4	$2.7
Interest on lease liabilities	.1	.2
Total finance lease costs	$2.5	$2.9

Total lease costs	$67.9	$65.8
Supplemental cash flow information related to leases was as follows:

	Year Ended December 31
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$47.3	$40.7
Operating cash flows from finance leases	.1	.2
Financing cash flows from finance leases	2.4	2.7

Right-of-use assets obtained in exchange for new operating lease liabilities	43.6	40.7
Right-of-use assets obtained in exchange for new finance lease liabilities	1.8	2.1

Lessee, Operating Lease, Liability, Maturity
The following table reconciles the undiscounted cash flows for the operating and finance leases at December 31, 2020 to the operating and finance lease liabilities recorded on the Consolidated Balance Sheets:

	December 31, 2020
	Operating Leases	Finance Leases
2021	$47.0	$1.6
2022	40.7	1.3
2023	30.6	.7
2024	22.2	.2
2025	14.4	—
Thereafter	22.8	—
Total	177.7	3.8
Less: Interest	13.2	.2
Lease Liability	$164.5	$3.6

Weighted average remaining lease term (years)	5.0	2.6
Weighted average discount rate	3.2%	3.7%

Operating Leases, Schedule of Future Minimum Payments
The following table reconciles the undiscounted cash flows for the operating and finance leases at December 31, 2020 to the operating and finance lease liabilities recorded on the Consolidated Balance Sheets:

	December 31, 2020
	Operating Leases	Finance Leases
2021	$47.0	$1.6
2022	40.7	1.3
2023	30.6	.7
2024	22.2	.2
2025	14.4	—
Thereafter	22.8	—
Total	177.7	3.8
Less: Interest	13.2	.2
Lease Liability	$164.5	$3.6

Weighted average remaining lease term (years)	5.0	2.6
Weighted average discount rate	3.2%	3.7%